UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00958

T. Rowe Price New Horizons Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

New Horizons Fund	September 30, 2015

T. Rowe Price New Horizons Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 93.6%		
CONSUMER DISCRETIONARY 20.8%		
Distributors 0.7%		
Core-Mark Holding (1)	1,596,703	104,504
		104,504
Diversified Consumer Services 0.6%		
Bright Horizons Family Solutions (2)	1,413,055	90,775
		90,775
Hotels, Restaurants & Leisure 6.4%		
Bloomin Brands	323,476	5,881
Chipotle Mexican Grill (2)	137,190	98,811
Choice Hotels International	2,627,413	125,196
Dunkin Brands	2,432,700	119,202
Fiesta Restaurant (1)(2)	2,943,900	133,565
Krispy Kreme (1)(2)	5,258,750	76,935
Lindblad Expeditions Holdings (1)(2)	2,239,701	21,882
Lindblad Expeditions Holdings, Warrants, 7/10/20 (1)(2)	778,500	1,355
Panera Bread, Class A (2)	91,193	17,638
Papa John's International	1,285,400	88,024
Vail Resorts (1)	2,073,700	217,075
Whistler Blackcomb Holdings (CAD)	2,056,300	33,129
Wingstop (2)	202,900	4,866
Zoe's Kitchen (2)(3)	252,681	9,978
		953,537
Household Durables 0.8%		
Harman International	1,143,800	109,793
		109,793
Internet & Catalog Retail 4.2%		
Blue Nile (1)(2)	1,829,588	61,364
Ctrip.com International, ADR (2)	1,383,300	87,397
Liberty TripAdvisor Holdings, Class A (2)	1,328,564	29,454

Liberty Ventures, Series A (2)	2,207,615	89,077
MakeMyTrip (1)(2)	4,337,048	59,635
Netflix (2)	1,677,504	173,219
Priceline (2)	25,298	31,290
Vipshop Holdings, ADR (2)	1,605,500	26,973
Wayfair, Class A (2)	222,061	7,786
zulily (1)(2)	3,440,882	59,871
		626,066
Media 0.1%		
Central European Media Enterprises, Warrants, 5/2/18 (2)	1,255,170	1,582
Multiplus (BRL)	2,215,600	18,023
TrialPay, Acquisition Date: 4/13/15, Cost $683 (2)(4)(5)	683,342	437
		20,042
Multiline Retail 1.1%		
Burlington Stores (2)	3,268,035	166,800
		166,800
Specialty Retail 6.2%		
Five Below (2)	1,182,600	39,712
Francesca's Holdings (1)(2)	3,472,800	42,472
Michaels (2)	3,879,800	89,623
Monro Muffler Brake (1)	1,745,470	117,907
O'Reilly Automotive (2)	1,487,700	371,925
Reed Krakoff International, Acquisition Date: 8/30/13 - 10/14/14, Cost $11,106 (1)(2)(4)(5)(6)	111,063	—
Restoration Hardware Holdings (1)(2)	2,740,326	255,700
		917,339
Textiles, Apparel & Luxury Goods 0.7%		
Kate Spade (2)	2,806,542	53,633
Wolverine World Wide	2,340,700	50,653
		104,286
Total Consumer Discretionary		3,093,142

CONSUMER STAPLES 3.9%		
Beverages 0.2%		
Boston Beer, Class A (2)	150,940	31,789
		31,789
Food & Staples Retailing 1.9%		
PriceSmart (1)	2,479,200	191,741
Sprouts Farmers Market (2)	4,009,700	84,605
		276,346
Food Products 1.8%		
Flowers Foods	8,222,462	203,424
Freshpet (2)	331,615	3,482
J & J Snack Foods	518,249	58,904
		265,810
Total Consumer Staples		573,945
ENERGY 1.3%		
Energy Equipment & Services 0.1%		
Forum Energy Technologies (2)	1,457,700	17,799
		17,799
Oil, Gas & Consumable Fuels 1.2%		
Diamondback Energy (2)	1,138,134	73,523
Emerald Oil, Warrants, 2/4/16, Acquisition Date: 2/4/11 Cost $0 (2)(4)	177,500	—
Parsley Energy (2)	1,363,501	20,548
PDC Energy (2)	451,859	23,953
Rice Energy (2)	829,400	13,403
Seven Generations Energy (CAD) (2)	2,945,610	27,834
SM Energy	482,170	15,449
		174,710
Total Energy		192,509

Real Estate Management & Development 0.0%		
Redfin, Acquisition Date: 2/11/14 - 7/27/15 Cost $6,344 (1)(2)(4)(5)	1,980,207	6,530
		6,530
Thrifts & Mortgage Finance 0.1%		
PennyMac Financial Services (2)	574,256	9,188
		9,188
Total Financials		690,266
HEALTH CARE 18.5%		
Biotechnology 8.1%		
Abcam (GBP) (1)	10,444,479	91,984
ACADIA Pharmaceuticals (2)	1,512,800	50,028
Acceleron Pharma (2)	617,308	15,371
Alexion Pharmaceuticals (2)	516,284	80,742
Alkermes (2)	675,600	39,637
aTyr Pharma (2)	192,200	1,972
aTyr Pharma, Acquisition Date: 3/31/15, Cost $3,624 (2)(4)	334,547	3,261
Avexis, Acquisition Date: 9/3/15, Cost $9,077 (1)(2)(4)(5)	313,020	9,077
Bluebird Bio (2)	398,365	34,080
Chimerix (2)	733,000	28,001
Clovis Oncology (2)	485,281	44,626
Exact Sciences (2)	267,980	4,821
Exelixis (2)	5,534,000	31,046
Immune Design (2)	340,417	4,153
Incyte (2)	1,969,300	217,273
Intercept Pharmaceuticals (2)	75,319	12,492
Ironwood Pharmaceuticals (2)	1,500,000	15,630
Neurocrine Biosciences (2)	2,792,000	111,094
Novavax (2)	5,046,200	35,677
Ophthotech (2)	401,894	16,285
Portola Pharmaceuticals (2)	114,190	4,867
Prothena (2)	904,347	41,003

Puma Biotechnology (2)	446,111	33,619
Regeneron Pharmaceutical (2)	336,775	156,647
REGENXBIO (1)(2)	100,500	2,214
REGENXBIO, Acquisition Date: 5/15/15, Cost $2,913 (1)(2)(4)	304,409	6,371
Seattle Genetics (2)	247,278	9,535
Spark Therapeutics (2)	461,586	19,262
TESARO (2)	750,941	30,113
Ultragenyx Pharmaceutical (2)	473,858	45,637
		1,196,518
Health Care Equipment & Supplies 4.5%		
Align Technology (2)	474,464	26,930
Dexcom (2)	2,912,800	250,093
EnteroMedics, Warrants, 6/13/16 (2)	908,400	—
EnteroMedics, Warrants, 9/28/16 (2)	128,400	1
GenMark Diagnostics (2)	1,132,533	8,913
IDEXX Laboratories (2)	2,209,966	164,090
JAND, Class A, Acquisition Date: 4/23/15, Cost $6,923 (2)(4)(5)	602,790	6,923
Oxford Immunotec Global (2)	373,772	5,046
Semler Scientific (2)	184,803	516
Sirona Dental Systems (2)	630,697	58,869
Thoratec (2)	451,373	28,554
West Pharmaceutical Services	1,753,800	94,916
Wright Medical	1,434,767	29,255
		674,106
Health Care Providers & Services 3.1%		
Acadia Healthcare (2)	1,043,251	69,136
Adeptus Health, Class A (1)(2)	776,789	62,734
Centene (2)	948,100	51,416
Diplomat Pharmacy (2)	1,983,030	56,972
Henry Schein (2)	914,700	121,399
Team Health Holdings (2)	336,375	18,174
WellCare Health Plans (2)	939,551	80,971
		460,802

Health Care Technology 1.2%		
athenahealth (2)	1,254,900	167,341
Castlight Health (2)	747,276	3,139
		170,480
Life Sciences Tools & Services 1.0%		
Bruker (2)	5,196,900	85,385
Illumina (2)	386,357	67,929
		153,314
Pharmaceuticals 0.6%		
Alexza Pharmaceuticals, Warrants, 10/5/16 Acquisition Date: 10/5/09, Cost $79 (2)(4)	63,000	—
Catalent (2)	1,908,799	46,384
Pacira Pharmaceuticals (2)	569,600	23,410
Supernus Pharmaceuticals (2)	281,175	3,945
Zeneca, Acquisition Date: 7/18/13, Cost $0 (2)(4)(5)	288,910	178
ZS Pharma (2)	245,174	16,098
		90,015
Total Health Care		2,745,235
INDUSTRIALS & BUSINESS SERVICES 14.5%		
Aerospace & Defense 0.3%		
DigitalGlobe (2)	1,652,087	31,423
HEICO, Class A	201,617	9,155
		40,578
Airlines 1.8%		
Alclear Holdings, Acquisition Date: 9/4/15 Cost $7,262 (2)(4)(5)(6)	198,135	7,262
Allegiant Travel (1)	1,100,800	238,048
Wheels Up Partners, Acquisition Date: 9/18/15 Cost $22,694 (1)(2)(4)(5)(6)	7,989,973	22,694
		268,004

Building Products 1.5%		
A.O. Smith	255,800	16,676
Armstrong Worldwide Industries (2)	377,987	18,045
Lennox International	1,615,300	183,062
		217,783
Commercial Services & Supplies 2.8%		
Healthcare Services	1,780,700	60,010
Mobile Mini (1)	4,477,177	137,852
Ritchie Bros. Auctioneers	1,417,200	36,677
Waste Connections	3,726,500	181,033
		415,572
Electrical Equipment 1.7%		
Acuity Brands	965,900	169,593
Franklin Electric (1)	3,002,415	81,756
		251,349
Industrial Conglomerates 1.5%		
Roper Technologies	1,397,800	219,035
		219,035
Machinery 3.7%		
Colfax (2)	1,827,200	54,652
Graco	1,946,102	130,447
Middleby (2)	559,471	58,851
RBC Bearings (2)	1,003,831	59,959
Rexnord (2)	2,909,796	49,408
Rotork (GBP)	17,131,303	42,797
Toro	1,672,500	117,978
Valmont Industries	229,783	21,804
WABCO Holdings (2)	213,479	22,379
		558,275
Professional Services 1.0%		
Advisory Board (1)(2)	2,557,400	116,464

CEB	125,475	8,575
WageWorks (2)	708,411	31,935
		156,974
Road & Rail 0.2%		
Encapsys Holdings, Series A, Acquisition Date: 8/3/15 Cost $19,598 (1)(2)(4)(5)(6)	195,982	19,598
Saia (2)	394,387	12,206
		31,804
Total Industrials & Business Services		2,159,374
INFORMATION TECHNOLOGY 23.7%		
Communications Equipment 1.1%		
ADTRAN	1,988,000	29,025
Ciena (2)	1,000,000	20,720
Finisar (2)	3,000,000	33,390
Palo Alto Networks (2)	423,000	72,756
		155,891
Electronic Equipment, Instruments & Components 1.3%		
Badger Meter (1)	761,893	44,236
Control4 (2)	500,000	4,080
FEI	1,005,400	73,434
InvenSense (2)	1,300,000	12,077
National Instruments	1,500,000	41,685
Trimble Navigation (2)	1,500,000	24,630
		200,142
Internet Software & Services 9.2%		
58.com, ADR (2)	1,251,575	58,887
Atlassian, Class A1, GDR, Acquisition Date: 4/9/14 Cost $2,684 (2)(4)(5)	167,746	3,187
Atlassian, Class A2, GDR, Acquisition Date: 4/9/14 Cost $9,656 (2)(4)(5)	603,476	11,466
Atlassian, Class A3, GDR, Acquisition Date: 4/9/14 Cost $1,849 (2)(4)(5)	115,556	2,196

Atlassian, Series 1, GDR, Acquisition Date: 4/9/14 Cost $4,711 (2)(4)(5)	294,456	5,595
Atlassian, Series 2, GDR, Acquisition Date: 4/9/14 Cost $12,614 (2)(4)(5)	788,399	14,980
Atlassian, Series A, GDR, Acquisition Date: 4/9/14 Cost $9,328 (2)(4)(5)	583,019	11,077
CoStar Group (2)	915,700	158,471
Coupa Software, Acquisition Date: 5/26/15 Cost $2,645 (1)(2)(4)(5)	632,708	2,645
Elance-oDesk, Acquisition Date: 1/30 - 5/21/13 Cost $290 (1)(2)(4)(5)	40,859	233
Endurance International Group Holdings (1)(2)	8,064,174	107,737
Envestnet (2)	872,600	26,152
Eventbrite, Acquisition Date: 6/28/13, Cost $2,217 (1)(2)(4)(5)	179,516	2,941
Evernote, Acquisition Date: 11/20/12, Cost $2,296 (1)(2)(4)(5)	190,876	1,837
GrubHub (1)(2)	4,905,394	119,397
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (2)(4)(5)	87,760	6,575
Just Eat (GBP) (2)	2,060,653	12,818
Marketo (1)(2)	2,810,000	79,860
New Relic (1)(2)	1,500,000	57,165
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(4)(5)	101,263	5,042
Pandora Media (2)	1,547,000	33,013
Quotient Technology (2)	1,792,152	16,129
Rackspace Hosting (2)	2,158,500	53,272
Shutterstock (1)(2)	3,565,673	107,826
SPS Commerce (2)	750,000	50,917
SVMK (f/k/a/ SurveyMonkey), Acquisition Date: 11/25/14 Cost $36,107 (2)(4)(5)	2,194,941	36,107
Textura (2)	1,000,000	25,840
Wix.com (1)(2)	2,416,102	42,088
Xoom (2)	1,861,206	46,307
Youku Tudou, ADR (2)	1,213,418	21,393
Youku Tudou, Class A, Acquisition Date: 9/15/10 - 6/14/11 Cost $0 (2)(4)	6	—
Zillow (1)(2)	3,442,977	98,917

Zillow, Class C (1)(2)	5,273,539	142,386
		1,362,456
IT Services 2.4%		
Black Knight Financial Services, Class A (2)	2,941,400	95,743
Gartner (2)	1,764,826	148,122
WEX (2)	1,345,500	116,843
		360,708
Semiconductor & Semiconductor Equipment 1.4%		
Cavium (2)	675,000	41,425
Diodes (2)	900,000	19,233
Fairchild Semiconductor, Class A (2)	1,100,000	15,444
PDF Solutions (2)	667,000	6,670
PMC-Sierra (2)	6,350,000	42,989
Semtech (1)(2)	3,350,000	50,585
Silicon Laboratories (2)	450,000	18,693
Teradyne	473,000	8,519
		203,558
Software 8.3%		
Barracuda Networks (2)	150,000	2,337
Bottomline Technologies (1)(2)	2,350,000	58,773
Computer Modelling (CAD)	2,205,700	18,726
Cyber-Ark Software (2)	50,000	2,507
Descartes Systems (1)(2)	3,946,387	69,812
FactSet Research Systems	1,129,200	180,457
Fleetmatics (2)	1,875,000	92,044
Fortinet (2)	1,250,000	53,100
Guidewire Software (2)	2,020,000	106,212
HubSpot (2)	600,000	27,822
NetSuite (2)	500,000	41,950
Paylocity Holding (2)	179,787	5,392
Proofpoint (2)	1,300,000	78,416
ServiceNow (2)	1,280,000	88,896
SS&C Technologies Holdings (1)	5,373,560	376,364

Tableau Software (2)	400,000	31,912
		1,234,720
Technology Hardware, Storage & Peripherals 0.0%		
Intevac (1)(2)	1,441,200	6,629
		6,629
Total Information Technology		3,524,104
MATERIALS 1.3%		
Chemicals 1.3%		
Cytec Industries	882,600	65,180
Flotek Industries (2)	2,363,000	39,462
NewMarket	130,061	46,432
Victrex (GBP)	1,552,824	41,746
Total Materials		192,820
TELECOMMUNICATION SERVICES 0.7%		
Wireless Telecommunication Services 0.7%		
Sarana Menara Nusantara (IDR) (2)	381,099,000	103,794
Total Telecommunication Services		103,794
Total Miscellaneous Common Stocks 4.2% (7)		624,722
Total Common Stocks (Cost $9,733,763)		13,899,911
CONVERTIBLE PREFERRED STOCKS 4.7%		
CONSUMER DISCRETIONARY 0.7%		
Hotels, Restaurants & Leisure 0.2%		
Sweetgreen, Series F, Acquisition Date: 6/30/15 Cost $26,916 (2)(4)(5)	3,509,234	26,916
		26,916

Internet & Catalog Retail 0.2%		
Evolve Vacation Rental Network, Series 4 Acquisition Date: 8/15/14, Cost $906 (1)(2)(4)(5)	718,332	906
Forward Ventures, Series G, Acquisition Date: 1/9/15 Cost $16,865 (1)(2)(4)(5)	595,897	24,677
Peixe Urbano, Series C, Acquisition Date: 12/5/11 - 12/26/14 Cost $18,842 (2)(4)(5)	603,212	260
		25,843
Media 0.0%		
Glam Media, Series M-1, Acquisition Date: 7/2/07 - 3/19/08 Cost $10,541 (2)(4)(5)	805,923	2,327
Glam Media Escrow, Series M-1 Acquisition Date: 7/2/07 - 3/19/08, Cost $1,479 (2)(4)(5)	115,132	—
		2,327
Specialty Retail 0.3%		
Chewy.com, Series C, Acquisition Date: 8/7/14 Cost $22,820 (1)(2)(4)(5)(6)	6,370,725	42,505
		42,505
Total Consumer Discretionary		97,591
FINANCIALS 0.5%		
Real Estate Investment Trust Securities 0.3%		
WeWork, Series D1, Acquisition Date: 12/9/14 Cost $13,052 (1)(2)(4)(5)	783,879	25,781
WeWork, Series D2, Acquisition Date: 12/9/14 Cost $10,256 (1)(2)(4)(5)	615,906	20,257
		46,038
Real Estate Management & Development 0.2%		
Redfin, Series B, Acquisition Date: 12/10/13 Cost $8,203 (1)(2)(4)(5)	3,377,516	11,138
Redfin, Series F, Acquisition Date: 11/7/13 Cost $12,534 (1)(2)(4)(5)	5,161,171	17,020

Redfin, Series G, Acquisition Date: 12/16/14 Cost $4,514 (1)(2)(4)(5)	1,368,850	4,514
		32,672
Total Financials		78,710
HEALTH CARE 0.5%		
Biotechnology 0.4%		
Acerta Pharma, Series B, Acquisition Date: 5/12/15 Cost $22,404 (1)(2)(4)(5)	1,948,190	22,404
BeiGene Beijing, Series A2, Acquisition Date: 4/21/15 Cost $4,532 (2)(4)(5)	3,873,695	4,532
Editas Medicine, Series B, Acquisition Date: 8/4/15 Cost $4,539 (1)(2)(4)(5)	1,008,617	4,539
Novocure, Series J, Acquisition Date: 6/1/15 Cost $20,144 (1)(2)(4)	146,027	22,558
		54,033
Health Care Equipment & Supplies 0.1%		
JAND, Series D, Acquisition Date: 4/23/15 Cost $15,460 (2)(4)(5)	1,346,025	15,460
		15,460
Health Care Technology 0.0%		
Doximity, Series C, Acquisition Date: 4/10/14 Cost $5,701 (2)(4)(5)	1,182,668	5,136
		5,136
Total Health Care		74,629
INFORMATION TECHNOLOGY 3.0%		
Internet Software & Services 1.6%		
CarGurus, Series D, Acquisition Date: 7/7/15 Cost $41,215 (2)(4)(5)	1,014,064	41,214
Cloudera, Series F, Acquisition Date: 2/5/14 Cost $14,583 (2)(4)(5)	1,001,546	32,881
Coupa Software, Series G, Acquisition Date: 5/26/15 Cost $21,162 (1)(2)(4)(5)	5,061,666	21,162

Elance-oDesk, Series A-1, Acquisition Date: 3/13/12 - 4/24/14 Cost $10,078 (1)(2)(4)(5)	1,101,889	6,479
Elance-oDesk, Series A-2, Acquisition Date: 3/13/12 - 4/24/14 Cost $941 (1)(2)(4)(5)	102,917	588
Elance-oDesk, Series B-1, Acquisition Date: 8/19/14 Cost $4,529 (1)(2)(4)(5)	793,184	4,529
Eventbrite, Series A, Acquisition Date: 7/23/13 Cost $1,853 (1)(2)(4)(5)	150,088	2,459
Eventbrite, Series C, Acquisition Date: 7/23/13 Cost $2,701 (1)(2)(4)(5)	218,748	3,584
Eventbrite, Series F, Acquisition Date: 4/22/13 Cost $9,131 (1)(2)(4)(5)	739,506	12,116
Eventbrite, Series F-1, Acquisition Date: 2/6/14 Cost $27,375 (1)(2)(4)(5)	1,670,851	27,374
Evernote, Series 1, Acquisition Date: 11/20/12 Cost $4,591 (1)(2)(4)(5)	381,752	3,674
Evernote, Series 4, Acquisition Date: 5/2 - 11/20/12 Cost $14,562 (1)(2)(4)(5)	1,210,758	11,652
Evernote, Series 5, Acquisition Date: 11/8/13 Cost $2,274 (1)(2)(4)(5)	174,948	1,684
Houzz, Series D, Acquisition Date: 6/3/14 Cost $19,726 (2)(4)(5)	263,281	19,726
LivingSocial, Series E, Acquisition Date: 4/1/11 Cost $24,650 (2)(4)(5)	4,361,980	348
MongoDB, Series F, Acquisition Date: 10/2/13 - 12/10/14 Cost $15,041 (2)(4)(5)	899,364	15,041
OfferUp, Series A-2, Acquisition Date: 3/6/15 Cost $6,850 (1)(2)(4)(5)	137,583	6,850
OfferUp, Series C, Acquisition Date: 3/6/15 Cost $11,641 (1)(2)(4)(5)	233,794	11,641
Vroom, Series C, Acquisition Date: 7/13/15 Cost $9,073 (1)(2)(4)(5)	764,369	9,072
		232,074
IT Services 0.1%		
Apptio, Series D, Acquisition Date: 3/9/12 Cost $10,912 (1)(2)(4)(5)	609,011	13,946

Apptio, Series E, Acquisition Date: 5/3/13 Cost $1,816 (1)(2)(4)(5)	80,037	1,833
		15,779
Software 0.8%		
Domo, Series D, Acquisition Date: 1/31/14 Cost $9,735 (2)(4)(5)	2,355,414	18,848
Lookout, Series F, Acquisition Date: 3/21 - 8/8/14 Cost $31,937 (1)(2)(4)(5)	2,795,838	31,937
Plex Systems, Series B, Acquisition Date: 6/9/14 Cost $16,608 (1)(2)(4)(5)	7,238,750	16,608
Tanium, Series G, Acquisition Date: 8/26/15 Cost $31,923 (2)(4)(5)	2,143,477	31,923
Twillo, Series E, Acquisition Date: 4/24/15 Cost $26,860 (1)(2)(4)(5)	2,374,932	26,860
		126,176
Technology Hardware, Storage & Peripherals 0.5%		
Pure Storage, Series E, Acquisition Date: 8/22/13 Cost $27,279 (1)(2)(4)	3,935,512	63,558
Pure Storage, Series F, Acquisition Date: 4/17/14 Cost $9,122 (1)(2)(4)	580,036	9,368
		72,926
Total Information Technology		446,955
Total Convertible Preferred Stocks (Cost $627,875)		697,885
CONVERTIBLE BONDS 0.0%		
Reed Krakoff International, 8.00%, 12/15/15 Acquisition Date: 12/29/14 - 3/26/15, Cost $2,131 (1)(4)(5)	2,130,706	286
Total Convertible Bonds (Cost $2,130)		286
CORPORATE BONDS 0.1%		
Central European Media Enterprises, PIK, 15.00%, 12/1/17	6,858,098	7,029

Glam Media, 9.00%, 12/2/15, Acquisition Date: 7/2/07 - 3/19/08, Cost $1,767 (4)(5)	1,766,622	1,396
Glam Media Escrow, 9.00%, 12/2/15 Acquisition Date: 7/2/07 - 8/1/12, Cost $65 (4)(5)	64,536	—
Total Corporate Bonds (Cost $8,689)		8,425
BANK LOANS 0.2% (9)		
CORPORATE SECURITIES 0.2%		
Lindblad Expeditions Holdings, VR, 5.50%, 5/8/21 (1)	31,400,000	31,243
Total Bank Loans (Cost $31,248)		31,243
SHORT-TERM INVESTMENTS 1.9%		
Money Market Funds 1.9%		
T. Rowe Price Reserve Investment Fund, 0.10% (1)(8)	274,829,796	274,830
Total Short-Term Investments (Cost $274,830)		274,830
SECURITIES LENDING COLLATERAL 0.0%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.0%		
Short-Term Funds 0.0%		
T. Rowe Price Short-Term Reserve Fund, 0.09% (1)(8)	739,089	7,391
Total Investments through Securities Lending Program with State Street Bank and Trust Company		7,391
Total Securities Lending Collateral (Cost $7,391)		7,391
Total Investments in Securities 100.5% of Net Assets (Cost $10,685,926)		$ 14,919,971

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Affiliated Company
(2) Non-income producing
(3) All or a portion of this security is on loan at September 30, 2015-- total value of such securities at period-end amounts to $7,484. See Note 3.

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2015. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 9/30/15	Value 12/31/14
Abcam	$ 8,021	$ 398	$ 316	$ 91,984	$ *
Acerta Pharma, Series B	22,404	—	—	22,404	—
Adeptus Health, Class A	46,035	64	—	62,734	—
Advisory Board	21,995	21,588	—	116,464	122,759
Allegiant Travel	—	33,331	996	238,048	234,244
Apptio, Series D	—	—	—	13,946	13,946
Apptio, Series E	—	—	—	1,833	1,833
aTyr Pharma	2,706	15	—	*	—
aTyr Pharma, Private Placement ‡	3,624	—	—	*	—
Avexis	9,078	—	—	9,077	—
Badger Meter	45,134	104	195	44,236	—
Bazaarvoice	5,477	63,842	—	—	44,090
Blue Nile	11,833	342	—	61,364	52,628
Bottomline Technologies	2,834	177	—	58,773	56,880
Castlight Health	—	10,427	—	*	23,438
Chewy.com, Series C	—	—	—	42,505	22,820
Core-Mark Holding	16,975	364	539	104,504	80,757
Coupa Software	2,645	—	—	2,645	—
Coupa Software, Series G	21,162	—	—	21,162	—
Descartes Systems	28,271	271	—	69,812	*
Editas Medicine, Series B	4,539	—	—	4,539	—
Elance-oDesk	—	—	—	233	233
Elance-oDesk, Series A1	—	—	—	6,479	6,479
Elance-oDesk, Series A2	—	—	—	588	588
Elance-oDesk, Series B1	—	—	—	4,529	4,529
Encapsys Holdings	19,598	—	—	19,598	—
Endurance International Group Holdings	63,085	579	—	107,737	*
Energy Recovery	—	12,549	—	—	15,681
Eventbrite	—	—	—	2,941	2,941
Eventbrite, Series A	—	—	—	2,459	2,459
Eventbrite, Series C	—	—	—	3,584	3,584
Eventbrite, Series F	—	—	—	12,116	12,116
Eventbrite, Series F1	—	—	—	27,374	27,374
Evernote	—	—	—	1,837	2,481
Evernote, Series 1	—	—	—	3,674	4,963

Evernote, Series 4	—	—	—	11,652	15,740
Evernote, Series 5	—	—	—	1,684	2,274
Evolve Vacation Rental Network, Series 4	—	—	—	906	906
Fiesta Restaurant	56,095	13,897	—	133,565	129,341
Five Below	—	119,245	—	*	175,287
Fleetmatics	49	20,764	—	*	87,767
Forward Ventures Series G	16,865	—	—	24,677	—
Francesca's Holdings	608	365	—	42,472	57,700
Franklin Electric	14,481	17,039	864	81,756	110,334
GrubHub	—	32,897	—	119,397	209,043
Intevac	—	75	—	6,629	11,282
Krispy Kreme	10,803	734	—	76,935	94,668
Lending Club †	—	20,058	—	—	47,398
Lindblad Expeditions Holdings ++	7,437	150	—	21,882	15,654
Lindblad Expeditions Holdings, VR	—	—	5	31,243	—
Lindblad Expeditions Holdings, Warrants	—	—	—	1,355	—
Lookout, Series F	—	—	—	31,937	31,937
Lumber Liquidators	—	33,384	—	—	89,207
MakeMyTrip	—	8,626	—	59,635	120,656
Marketo	6,213	815	—	79,860	85,792
Mobile Mini	—	3,135	2,546	137,852	185,320
Monro Muffler Brake	—	6,875	766	117,907	108,870
New Relic ††	6,160	4,214	—	*	49,503
Novocure, Series J	20,144	—	—	22,558	—
OfferUp	5,042	—	—	5,042	—
OfferUp, Series A2	6,850	—	—	6,850	—
OfferUp, Series C	11,641	—	—	11,641	—
Plex Systems, Series B	—	—	—	16,608	16,608
PriceSmart	36,601	739	1,612	191,741	190,559
Pure Storage, Series E	—	—	—	63,558	61,889
Pure Storage, Series F	—	—	—	9,368	9,122
Quiksilver	—	54,927	—	—	19,662

T. Rowe Price New Horizons Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 3, 1960. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2015, totaled $55,350,000 for the period ended September 30, 2015. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of level 3 were because observable market data became available for the security.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

178	Estimated liquidation value#	-	-	-
Total	$ 197,788				
Convertible Preferred Stocks	$ 469,033	Recent comparable transaction price(s)#	-	-	-
	2,327	Recent comparable transaction price(s)	Discount for lack of marketability	44%	Decrease
	6,479	Recent comparable transaction price(s)	Premium for liquidation preference	3%	Increase
	42,506	Recent comparable transaction price(s)	Discount for non-controlling interest	5%	Decrease
			Discount for liquidation preference	3%	Decrease
	24,677	Recent comparable transaction price(s)	Discount for non-controlling interest	10%	Decrease
	17,009	Income approach	Price to sales multiple	14x	Increase

5,136	Market Comparable	Price to sales multiple	8x	Increase
	15,779	Market Comparable	Enterprise value to sales multiple	5x	Increase
	18,848	Probability weighted expected present value	Discount for liquidation preference	5%	Decrease
	348	Probability weighted expected present value	Enterprise value	$0 - $270,000,000 (avg $105,300,000)	Increase
			Discount for liquidation preference	0-100% (avg 70%)	Decrease
	259	Estimated liquidation value	Discount for lack of collectability	50% - 100%	Decrease
Total	$ 602,401				
Corporate Bonds	$ 1,396	Income approach	Discount for liquidation preference	21%	Decrease
	-	Estimated liquidation value	Discount for lack of collectability	100%	Decrease
Total	$ 1,396

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments; however, the seller continues to hold legal title to the loan. As a result, the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, to the extent a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, no loan is reflected in the Portfolio of Investments until paid.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2015, the value of loaned securities was $7,484,000; the value of cash collateral and related investments was $7,391,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $10,685,926,000. Net unrealized gain aggregated $4,234,042,000 at period-end, of which $5,151,345,000 related to appreciated investments and $917,303,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015